Debt - Summary of Debt Instruments (Detail) € in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)
Current portion of long-term debt
Total short-term debt	$ 900,000,000			$ 544,300,000
Long-term debt
Senior Notes due	5,900,000,000
Debt discount and issuance costs	(29,100,000)			(30,100,000)
Adjustment related to interest rate swaps	(144,700,000)			(172,000,000)
Total long-term debt	4,867,900,000			5,152,200,000
Uncommitted Credit Facility [Member]
Current portion of long-term debt
Outstanding borrowings	50,000,000
Five-Year Credit Agreement [Member]
Current portion of long-term debt
Outstanding borrowings				375,000,000
Short-Term Term Loan [Member]
Short-Term Debt [Abstract]
Short-Term Term Loan				83,000,000
Long-term debt
Senior Notes due					$ 83,000,000
Senior Notes [Member] | 3.700% [Member] | Due in 2023 [Member]
Long-term debt
Senior Notes due				86,300,000
Senior Notes [Member] | 1.450% [Member] | Due in 2024 [Member]
Long-term debt
Senior Notes due	850,000,000			850,000,000
Senior Notes [Member] | 3.550% [Member] | Due in 2025 [Member]
Long-term debt
Senior Notes due	863,000,000			863,000,000
Senior Notes [Member] | 3.550% [Member] | Due in 2030 [Member]
Long-term debt
Senior Notes due	257,500,000			257,500,000
Senior Notes [Member] | 3.050% [Member] | Due in 2026 [Member]
Long-term debt
Senior Notes due	600,000,000			600,000,000
Senior Notes [Member] | 5.350% [Member] | Due in 2028 [Member]
Long-term debt
Senior Notes due	500,000,000		$ 500,000,000
Senior Notes [Member] | 2.600% [Member] | Due in 2031 [Member]
Long-term debt
Senior Notes due	750,000,000			750,000,000
Senior Notes [Member] | 4.250% [Member] | Due in 2035 [Member]
Long-term debt
Senior Notes due	253,400,000			253,400,000
Senior Notes [Member] | 5.750% [Member] | Due in 2039 [Member]
Long-term debt
Senior Notes due	317,800,000			317,800,000
Senior Notes [Member] | 4.450% [Member] | Due in 2045 [Member]
Long-term debt
Senior Notes due	395,400,000			395,400,000
Euro Notes [Member]
Long-term debt
Term loan | €		€ 1.0
Euro Notes [Member] | 2.425% [Member] | Due in 2026 [Member]
Long-term debt
Term loan	552,300,000			533,600,000
Euro Notes [Member] | 1.164% [Member] | Due in 2027 [Member]
Long-term debt
Term loan	$ 552,300,000			$ 533,600,000